                             THE VANTAGEPOINT FUNDS

Supplement dated May 22, 2007 to the Prospectus dated May 1, 2007, as supplmented May 14, 2007

This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus. This supplement also supersedes and replaces the supplement to the Prospectus dated May 14,
                                     2007.

The following information should be read in conjunction with the discussion in the prospectus found in the subsection "Vantagepoint Inflation Protected Securities Fund-Investment Subadvisers" found on page 7 of the Prospectus:

At a meeting held on May 18, 2007, the Board of Directors of The Vantagepoint Funds approved the termination of Francis Fischer Trees & Watts, Inc. ("FFTW") as a subadviser to the Vantagepoint Inflation Protected Securities Fund (the "Fund"). Pacific Investment Management Company ("PIMCO") will continue to serve as a subadviser to the Fund. In a transition phase effective immediately, the Fund's assets managed by FFTW will be transitioned to PIMCO. Accordingly, all references to FFTW throughout the prospectus are hereby deleted, including the discussion on page 7 of the Prospectus relating to FFTW.

The following replaces the information for the Fund found in the section "Fee Tables - Annual Fund Operating Expenses" found on page 64 of the Prospectus:



                                                                                               Total Annual
Actively Managed Funds                 Management Fee    Subadviser Fees    Other Expenses    Fund Expenses
----------------------                 --------------    ---------------    --------------    -------------


Inflation Protected Securities              0.10%             0.20%              0.44%           0.74%(1)



(1) These fees have been restated to reflect current fees.

The following replaces the information for the Fund found in the section "Fee Tables - Example" found on page 65 of the Prospectus:



Actively Managed Funds                                        1 yr.     3 yrs.     5 yrs.     10 yrs.
----------------------                                        -----     ------     ------     -------


Inflation Protected Securities                                $76       $237       $413       $921



                         [End of Prospectus Supplement]

                            (VANTAGEPOINT FUNDS LOGO)
                                                            SUPP-011-200705-322B

                             THE VANTAGEPOINT FUNDS

 Supplement dated May 22, 2007 to the Statement of Additional Information dated
                   May 1, 2007, as supplemented May 14, 2007

     This supplement changes the disclosure in the Statement of Additional Information and provides new information that should be read together with the
   Statement of Additional Information. This supplement also supersedes and replaces the supplement to the Statement of Additional Information dated May 14,
                                     2007.


The following should be read in conjunction with the information relating to Ms. Robin L. Wiessmann found on page 30 of the Statement of Additional Information under the heading "Information About the Officers and Directors."

Robin L. Wiessmann now serves as the State Treasurer of Pennsylvania effective April 30, 2007. Ms. Wiessmann served as a director at Merrill, Lynch, Fenner & Smith Incorporated from 2006 to April 30, 2007.

                                    * * *

At a meeting held on May 18, 2007, the Board of Directors of The Vantagepoint Funds approved the termination of Francis Fischer Trees & Watts, Inc. ("FFTW") as a subadviser to the Vantagepoint Inflation Protected Securities Fund (the "Fund").

SUBADVISERS

Delete the information regarding FFTW from the "Subadvisers" section on page 41 of the Statement of Additional Information.

The following sentence is added to footnote 3 to the fee schedule of the Fund found on page 44.

FFTW was terminated as a subadviser effective May 22, 2007.

ADDITIONAL INFORMATION PERTAINING TO PORTFOLIO MANAGERS OF THE FUNDS

Delete the information regarding FFTW from the "Additional Information Pertaining to Portfolio Managers of the Funds" section on pages 54 through 56 of the Statement of Additional Information.

The Statement of Policy and Procedures for Proxy Voting of FFTW found in Appendix B is deleted.


            [End of Statement of Additional Information Supplement]